VESSELS AND EQUIPMENT, NET - Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (214,585)	$ (179,065)
Total vessels and equipment, net	2,171,452	1,939,626
Vessels
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	2,384,365	2,117,261
Vessels, retrofitting and upgrade costs
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	73,000	37,600
Remaining commitments	11,100
Vessels, drydocking cost
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	59,500	42,000
Office equipment and fittings
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 1,672	$ 1,430